Statements of Cash Flows $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (29,397)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	95
Stock-based compensation expense	319
Change in fair value of Convertible Notes	1,807
Non-cash lease expense	76
Interest accrued on Convertible Notes	154
Changes in operating assets and liabilities:
Prepaid expenses and other assets	3,167
Accounts payable and accrued expenses	5,567
Operating lease liabilities	(93)
Net cash used in operating activities	(18,305)
Cash flows from financing activities:
Proceeds from exercise of stock options	5
Proceeds from Convertible Notes	28,298
Payments of deferred offering costs	(1,303)
Net cash provided by financing activities	27,000
Net decrease in cash and cash equivalents	8,695
Cash and cash equivalents - beginning of period	22,919
Cash and cash equivalents - end of period	31,614
Non-cash investing and financing activities
Deferred offering costs included in accounts payable and accrued expenses	$ 1,508